Events after the Reporting Period	6 Months Ended
Jun. 30, 2020
Events after the Reporting Period [Abstract]
Disclosure of events after reporting period [text block]

Events after the reporting period

After the reporting date no material events occurred which had a significant impact on our results of operations, financial position and net assets.